Consolidated Statement of Changes in Equity - USD ($)	Number of shares issued and outstanding	Share capital	Contributed surplus	Deficit	Total
Balance at Dec. 31, 2022		$ 31,655,207	$ 11,558,338	$ (36,275,796)	$ 6,937,749
Balance (in Shares) at Dec. 31, 2022	52,771,782
Issuance of shares		21,882,311			21,882,311
Issuance of shares (in Shares)	7,060,000
Share issue costs		(1,579,306)			(1,579,306)
Exercise of warrants		1,351,420	1,126,799		2,478,219
Exercise of warrants (in Shares)	555,550
Exercise of options		663,133			663,133
Exercise of options (in Shares)	847,574
Share-based compensation			1,473,868		(1,473,868)
Net loss for the period				(19,133,658)	(19,133,658)
Balance at Dec. 31, 2023		53,972,765	14,159,005	(55,409,454)	12,722,316
Balance (in Shares) at Dec. 31, 2023	61,234,906
Issuance of shares		13,925,729			13,925,729
Issuance of shares (in Shares)	4,500,000
Fair value of warrants issued		(1,193,634)			(1,193,634)
Issuance of shares – October 2024		33,329,373			33,329,373
Issuance of shares – October 2024 (in Shares)	9,276,235
Share issue costs		(2,928,530)			(2,928,530)
Exercise of warrants		4,351,656	1,784,362		6,136,018
Exercise of warrants (in Shares)	1,836,150
Exercise of options		798,706			798,706
Exercise of options (in Shares)	754,917
Share-based compensation			1,167,110		1,167,110
Net loss for the period				(26,948,922)	(26,948,922)
Balance at Dec. 31, 2024		$ 102,256,065	$ 17,110,478	$ (82,358,377)	$ 37,008,166
Balance (in Shares) at Dec. 31, 2024	77,602,208